Federated Hermes Prudent Bear Fund
Portfolio of Investments
June 30, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—87.6%
		U.S. Treasury Bills—87.6%
$150,000,000	[1,2]	United States Treasury Bill, 4.899%, 8/31/2023	$148,731,071
250,000,000		United States Treasury Bill, 4.987%, 8/17/2023	248,386,875
		TOTAL U.S. TREASURIES (IDENTIFIED COST $397,127,009)	397,117,946
		COMMON STOCKS—15.1%
		Broad Equity Index—0.3%
40,000		Market Vectors ETF	1,204,400
	[3]	Communication Services—0.8%
10,000		Alphabet, Inc., Class A	1,197,000
18,000		Match Group, Inc.	753,300
2,000		Meta Platforms, Inc.	573,960
30,000		TripAdvisor, Inc.	494,700
20,000		ZoomInfo Technologies, Inc.	507,800
		TOTAL	3,526,760
	[3]	Consumer Cyclicals—0.5%
960,000		Adicon Holdings LTD	1,690,658
160,000		Noile-Immune Biotech, Inc.	665,304
		TOTAL	2,355,962
		Consumer Discretionary—1.2%
180,000	[3]	Allbirds, Inc.	226,800
7,000	[3]	Amazon.com, Inc.	912,520
112,080	[3]	Brilliant Earth Group, Inc.	434,871
300,000		Dr. Martens PLC	466,051
14,000		eBay, Inc.	625,660
8,000	[3]	Etsy, Inc.	676,880
4,000	[3]	Expedia Group, Inc.	437,560
80,000	[3]	Lottomatica Group S.P.A.	760,872
280,000	[3]	Moonpig Group PLC	512,583
14,706	[3]	Savers Value Village, Inc.	348,532
		TOTAL	5,402,329
		Consumer Staples—1.5%
20,000		Altria Group, Inc.	906,000
15,000	[3]	Bellring Brands, Inc.	549,000
10,000	[3]	BJ’s Wholesale Club Holdings, Inc.	630,100
30,000	[3]	Hain Celestial Group, Inc.	375,300
4,000		Kimberly-Clark Corp.	552,240
11,000		Kroger Co.	517,000
120,000	[3]	Olaplex Holdings, Inc.	446,400
10,000		Philip Morris International, Inc.	976,200
5,000		WalMart, Inc.	785,900
920,000	[3]	ZJLD Group, Inc.	922,818
		TOTAL	6,660,958
		Energy—0.6%
300,000	[3]	Ithaca Energy PLC	577,489
8,000		PDC Energy, Inc.	569,120

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
2,000		Pioneer Natural Resources, Inc.	$ 414,360
20,000		Sitio Royalties Corp.	525,400
12,000		TXO Energy Partners, LP	259,800
4,000		Valero Energy Corp.	469,200
		TOTAL	2,815,369
		Financials—1.7%
4,500		Aflac, Inc.	314,100
14,000		Ally Financial, Inc.	378,140
3,200		American Express Co.	557,440
33,334		Corebridge Financial, Inc.	588,678
1,500		Goldman Sachs Group, Inc.	483,810
5,000		JPMorgan Chase & Co.	727,200
6,000		Morgan Stanley	512,400
20,000	[3]	Nuvei Corp.	591,200
80,000	[3]	Oportun Financial Corp.	477,600
20,000		Patria Investments Ltd.	286,000
8,000	[3]	PayPal Holdings, Inc.	533,840
12,000	[3]	Skyward Specialty Insurance Group, Inc.	304,800
5,000		The Hartford Financial Services Group, Inc.	360,100
14,000		Unum Group	667,800
60,000		Vinci Partners Investments Ltd.	559,200
2,400		Visa, Inc., Class A	569,952
		TOTAL	7,912,260
		Health Care—3.5%
120,000	[3]	AbCellera Biologics, Inc.	775,200
24,000	[3]	ACELYRIN, Inc.	501,600
40,000	[3]	Adaptive Biotechnologies Corp.	268,400
40,000	[3]	Alector, Inc.	240,400
40,000	[3]	Arcutis Biotherapeutics, Inc.	381,200
10,000	[3]	Beam Therapeutics, Inc.	319,300
5,000	[3]	BioNTech SE, ADR	539,650
8,000		Bristol-Myers Squibb Co.	511,600
10,000	[3]	Centene Corp.	674,500
30,000	[3]	CureVac B.V.	312,600
10,000		CVS Health Corp.	691,300
20,000	[3]	Decibel Therapeutics, Inc.	77,000
5,000	[3]	Dexcom, Inc.	642,550
100,000	[3]	Dialogue Health Technologies, Inc.	234,006
40,000	[3]	Dynavax Technologies Corp.	516,800
1,000		Elevance Health, Inc.	444,290
100,000	[3]	Fusion Pharmaceuticals, Inc.	468,000
100,000	[3]	Galecto, Inc.	252,000
3,000		Gilead Sciences, Inc.	231,210
8,000	[3]	Hologic, Inc.	647,760
7,000	[3]	Inari Medical, Inc.	406,980
10,000	[3]	Inmode Ltd.	373,500
20,000	[3]	Mineralys Therapeutics, Inc.	341,000
12,000	[3]	Mirum Pharmaceuticals, Inc.	310,440
4,000	[3]	Moderna, Inc.	486,000

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
20,000	[3]	Outset Medical, Inc.	$ 437,400
16,000		Pfizer, Inc.	586,880
10,000	[3]	Privia Health Group, Inc.	261,100
10,000	[3]	Progyny, Inc.	393,400
600	[3]	Regeneron Pharmaceuticals, Inc.	431,124
60,000	[3]	Reneo Pharmaceuticals, Inc.	393,600
12,000		Royalty Pharma PLC	368,880
10,000	[3]	Schrodinger, Inc.	499,200
30,000	[3]	Sight Sciences, Inc.	248,400
120,000	[3]	Sonendo, Inc.	163,200
80,000	[3]	SOPHiA GENETICS S.A.	358,400
2,000		UnitedHealth Group, Inc.	961,280
		TOTAL	15,750,150
		Industrials—1.2%
60,000		Aris Water Solutions, Inc.	619,200
120,000	[3]	Byrna Technologies, Inc.	601,200
65,000	[3]	Eurogroup Laminations S.p.A.	465,903
6,000		Science Applications International Corp.	674,880
40,000	[3]	Skymark Airlines, Inc.	349,622
15,000		Southwest Airlines Co.	543,150
20,000	[3]	TaskUs, Inc.	226,400
50,000	[3]	TDCX, Inc., ADR	395,500
8,000		Textron, Inc.	541,040
3,000		United Parcel Service, Inc.	537,750
3,000		Waste Management, Inc.	520,260
		TOTAL	5,474,905
		Information Technology—2.2%
2,000	[3]	Adobe, Inc.	977,980
6,000	[3]	Akamai Technologies, Inc.	539,220
3,000		Apple, Inc.	581,910
120,000	[3]	Arteris, Inc.	818,400
30,000	[3]	Cambium Networks Corp.	456,600
4,000	[3]	Check Point Software Technologies Ltd.	502,480
300,000	[3]	Cint Group AB	242,869
14,000		Cisco Systems, Inc.	724,360
100,000	[3]	Copperleaf Technologies, Inc.	430,270
30,000	[3]	Credo Technology Group Holding Ltd.	520,200
50,000	[3]	Expensify, Inc.	399,000
6,000	[3]	GoDaddy, Inc.	450,780
40,000	[3]	IONOS SE	568,285
120,000	[3]	LifeSpeak, Inc.	38,045
6,000		Qualcomm, Inc.	714,240
4,000	[3]	Salesforce, Inc.	845,040
55,000	[3]	SimilarWeb Ltd.	360,800
40,000	[3]	SkyWater Technology, Inc.	376,800
30,000	[3]	UiPath, Inc.	497,100
		TOTAL	10,044,379
		Materials—1.0%
8,000		CF Industries Holdings, Inc.	555,360

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
2,000		Eagle Materials, Inc.	$ 372,840
80,000	[3]	Gatos Silver, Inc.	302,400
40,000	[3]	Lithium Royalty Corp.	398,868
12,000		Mosaic Co./The	420,000
5,000		Olin Corp.	256,950
100,000	[3]	Sprott Physical Gold Trust	1,492,000
100,000	[3]	Sprott Physical Silver Trust	779,000
		TOTAL	4,577,418
		Real Estate—0.1%
4,000		Crown Castle International Corp.	455,760
		Utilities—0.5%
8,000		American Electric Power Co., Inc.	673,600
14,000		FirstEnergy Corp.	544,320
25,000		PPL Corp.	661,500
20,000		UGI Corp.	539,400
		TOTAL	2,418,820
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,002,888)	68,599,470
		PURCHASED PUT OPTIONS—0.2%
3,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $44,328,000, Exercise Price $410. Expiration Date 8/18/2023	397,500
3,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $44,328,000, Exercise Price $435. Expiration Date 7/7/2023	106,500
3,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $44,328,000, Exercise Price $435. Expiration Date 7/21/2023	504,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,388,515)	1,008,000
		INVESTMENT COMPANY—0.5%
2,150,446		Federated Hermes Government Obligations Fund, Premier Shares, 4.97%[4] (IDENTIFIED COST $2,150,446)	$2,150,446
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $470,668,858)	468,875,862
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[5]	(15,537,075)
		TOTAL NET ASSETS—100%	$453,338,787
SECURITIES SOLD SHORT—(56.2)%
Shares			Value
		Broad Equity Index—(47.5)%
126,000	[3]	ARK Fintech Innovation ETF	$ 2,634,660
51,000	[3]	ARK Innovation ETF	2,251,140
12,000		iShares FTSE/Xinhua China 25	326,280
38,000		iShares MSCI Canada Index Fund	1,329,620
28,000		iShares MSCI Emerging Markets ETF	1,107,680
100,000		iShares MSCI Hong Kong Index Fund	1,933,000
8,000		iShares MSCI Japan ETF	495,200
36,000		iShares MSCI United Kingdom	1,164,600
54,300		iShares Russell 2000 ETF	10,168,761
421,000		S&P Depositary Receipts Trust	186,620,880
9,000		SPDR Dow Jones Industrial Average ETF Trust	3,094,650
70,000		Vanguard European ETF	4,319,000
		TOTAL	215,445,471
		Communication Services—(0.4)%
4,500	[3]	Liberty Broadband Corp.	360,495

Shares			Value
		Communication Services—continued
5,000	[3]	Liberty Media Corp.	$ 376,400
3,300		Omnicom Group, Inc.	313,995
22,100		Paramount Global, Class B	351,611
1,200	[3]	Take-Two Interactive Software, Inc.	176,592
3,700		Walt Disney Co.	330,336
		TOTAL	1,909,429
		Consumer Discretionary—(1.1)%
9,000		Aramark	387,450
4,000	[3]	Bright Horizons Family Solutions, Inc.	369,800
30,000	[3]	Carnival Corp.	564,900
4,300		Columbia Sportswear Co.	332,132
4,000	[3]	Floor & Decor Holdings, Inc.	415,840
30,000		Ford Motor Co.	453,900
67,000		Hanesbrands, Inc.	304,180
7,000		Hasbro, Inc.	453,390
1,700		Lithia Motors, Inc.	516,987
36,000		Newell Brands, Inc.	313,200
20,000	[3]	Rivian Automotive, Inc.	333,200
6,000		Service Corp. International	387,540
17,000		V.F. Corp.	324,530
		TOTAL	5,157,049
		Consumer Staples—(0.7)%
4,000		Bunge Ltd.	377,400
2,000		Dollar General Corp.	339,560
2,000	[3]	Dollar Tree, Inc.	287,000
11,000		Hormel Foods Corp.	442,420
8,000		Kraft Heinz Co./The	284,000
4,400		McCormick & Co., Inc.	383,812
12,000	[3]	Pilgrim’s Pride Corp.	257,880
3,000	[3]	Post Holdings, Inc.	259,950
11,000		Reynolds Consumer Products, Inc.	310,750
7,500		Tyson Foods, Inc., Class A	382,800
		TOTAL	3,325,572
		Energy—(0.2)%
6,000		DT Midstream, Inc.	297,420
7,000		New Fortress Energy, Inc.	187,460
16,000		NOV, Inc.	256,640
		TOTAL	741,520
		Financials—(1.4)%
24,000		AGNC Investment Corp.	243,120
18,000		Annaly Capital Management, Inc.	360,180
4,000		Apollo Global Management, Inc.	307,240
3,000		Assurant, Inc.	377,160
5,000		Bank of Hawaii Corp.	206,150
4,000		Blackstone, Inc.	371,880
5,000	[3]	Block, Inc.	332,850
22,000		Blue Owl Capital, Inc.	256,300
14,000		Citizens Financial Group, Inc.	365,120
1,500		CME Group, Inc.	277,935
7,000	[3]	Coinbase Global, Inc.	500,850
20,000		CVB Financial Corp.	265,600
25,000		FNB Corp. (PA)	286,000
6,000		KKR & Co., Inc, Class COMMON	336,000

Shares			Value
		Financials—continued
2,300		M&T Bank Corp.	$ 284,648
200	[3]	Markel Group, Inc.	276,636
3,000		Prudential Financial, Inc.	264,660
27,000	[3]	Robinhood Markets, Inc.	269,460
4,000		Tradeweb Markets, Inc.	273,920
12,000		Truist Financial Corp.	364,200
7,000		U.S. Bancorp	231,280
		TOTAL	6,451,189
		Health Care—(0.9)%
5,000	[3]	Acadia Healthcare Co., Inc.	398,200
1,400	[3]	Charles River Laboratories International, Inc.	294,350
1,000		Cooper Cos., Inc.	383,430
7,000	[3]	Enovis Corp.	448,840
10,000	[3]	Envista Holdings Corp.	338,400
1,300	[3]	Illumina, Inc.	243,737
5,000		Medtronic PLC	440,500
1,000	[3]	Penumbra, Inc.	344,060
2,300	[3]	Repligen Corp.	325,358
3,000		Revvity, Inc.	356,370
2,000		SPDR S&P Biotech ETF	166,400
1,400		Teleflex, Inc.	338,842
		TOTAL	4,078,487
		Industrials—(1.1)%
5,000	[3]	AMERCO	276,600
6,000	[3]	Ceridian HCM Holding, Inc.	401,820
10,000	[3]	Driven Brands Holdings, Inc.	270,600
5,000		Graco, Inc.	431,750
3,000		Jacobs Solutions, Inc.	356,670
30,000	[3]	Lyft, Inc.	287,700
10,000		MDU Resources Group, Inc.	209,400
10,000		Pentair PLC	646,000
25,000	[3]	Plug Power, Inc.	259,750
6,000		RB Global, Inc.	360,000
6,000		Stanley Black & Decker, Inc.	562,260
22,000	[3]	SunRun, Inc.	392,920
3,000	[3]	WESCO International, Inc.	537,180
		TOTAL	4,992,650
		Information Technology—(1.4)%
8,000		Avnet, Inc.	403,600
8,000		Cognex Corp.	448,160
10,000		Dell Technologies, Inc.	541,100
1,000	[3]	Gartner, Inc., Class A	350,310
12,000		Intel Corp.	401,280
18,000		Juniper Networks, Inc.	563,940
2,200		Littelfuse, Inc.	640,882
3,800		MKS Instruments, Inc.	410,780
1,200		Roper Technologies, Inc.	576,960
1,400	[3]	Teledyne Technologies, Inc.	575,554
3,300		Texas Instruments, Inc.	594,066
2,500		Universal Display Corp.	360,325
9,000	[3]	Western Digital Corp.	341,370
		TOTAL	6,208,327

Shares			Value
		Materials—(0.3)%
6,000		Ball Corp.	$ 349,260
4,000		DuPont de Nemours, Inc.	285,760
4,000		International Flavors & Fragrances, Inc.	318,360
4,000		RPM International, Inc.	358,920
		TOTAL	1,312,300
		Real Estate—(0.8)%
2,000		Alexandria Real Estate Equities, Inc.	226,980
4,000	[3]	CoStar Group, Inc.	356,000
2,800		Digital Realty Trust, Inc.	318,836
22,000		Healthcare Realty Trust, Inc.	414,920
2,800		Jones Lang LaSalle, Inc.	436,240
4,500		Realty Income Corp.	269,055
6,000		Rexford Industrial Realty, Inc.	313,320
8,000		Spirit Realty Capital, Inc.	315,040
5,000		Welltower, Inc.	404,450
5,000		WP Carey, Inc.	337,800
		TOTAL	3,392,641
		Utilities—(0.4)%
5,000		Alliant Energy Corp.	262,400
7,000		Avangrid, Inc.	263,760
5,000		CMS Energy Corp.	293,750
5,000		Dominion Energy, Inc.	258,950
3,000		Duke Energy Corp.	269,220
2,500		Idacorp, Inc.	256,500
		TOTAL	1,604,580
		Total Securities Sold Short (PROCEEDS $203,470,004)	$254,619,215
At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	910	$204,215,375	September 2023	$(6,647,869)
The average notional value of short futures contracts held by the Fund throughout the period was $202,601,819. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $1,124,006. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2023, were as follows:
Affiliated	Value as of 9/30/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 6/30/2023	Shares Held as of 6/30/2023	Dividend Income*
Health Care:
Alector, Inc.**	$—	$341,518	$—	$(101,118)	$—	$240,400	40,000	$—
Dynavax Technologies Corp.	$—	$421,026	$—	$95,774	$—	$516,800	40,000	$—
Fusion Pharmaceuticals, Inc.	$150,500	$116,654	$—	$200,846	$—	$468,000	100,000	$—
Affiliated Issuers no longer in the portfolio at period end	$270,400	$—	$(522,060)	$(115,327)	$366,987	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$420,900	$879,198	$(522,060)	$80,175	$366,987	$1,225,200	180,000	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At June 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2022	$351,982,816
Purchases at Cost	$855,964,125
Proceeds from Sales	$(1,205,796,495)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2023	$2,150,446
Shares Held as of 6/30/2023	2,150,446
Dividend Income	$7,146,188

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures, for the fund or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$397,117,946	$—	$397,117,946
Purchased Put Options	1,008,000	—	—	1,008,000
Equity Securities:
Common Stocks
Domestic	52,072,597	—	—	52,072,597
International	13,344,071	3,182,802	—	16,526,873
Investment Company	2,150,446	—	—	2,150,446
TOTAL SECURITIES	$68,575,114	$400,300,748	$—	$468,875,862
Other Financial Instruments:
Liabilities
Securities Sold Short	$(254,619,215)	$—	$—	$(254,619,215)
Futures Contracts	(6,647,869)	—	—	(6,647,869)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(261,267,084)	$—	$—	$(261,267,084)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
PLC	—Public Limited Company
SPDR	—Standard & Poor’s Depositary Receipt